CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UiTV Media Inc. - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended						37 Months Ended
	Jun. 21, 2012	Oct. 16, 2010	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Investment impairment					$ 1,029
UiTV
Payments to acquire investments		$ 30,000
Aggregate cash consideration		$ 20,000
Interest owned after transaction		75.00%
Percentage of ownership lost	49.00%
UiTV | Common Stock
Aggregate purchase price		$ 10,000
UiTV | Series A preferred stock
Equity in net loss of affiliated companies							$ (5,300)	$ (9,600)
Loss from equity method investment (as a percent)							49.00%	49.00%
UiTV | Convertible bonds of private company
Payment to acquire available-for-sale debt securities									$ 35,100
Interest rate of debt securities (as a percent)						6.50%			6.50%
Equity in net loss of affiliated companies						$ (14,000)	$ (3,600)
Loss from equity method investment (as a percent)						100.00%	100.00%
Amount invested						$ 0			$ 0
Investment impairment						$ 6,000	$ 2,400	$ 9,100